Significant Estimates and Assumptions	6 Months Ended
Dec. 31, 2021
Significant Estimates and Assumptions [Abstract]
Significant estimates and assumptions
13	Significant estimates and assumptions

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that may have a financial impact on the entity and that are believed to be reasonable under the circumstances.

The Company and its two wholly-owned subsidiaries (the “Group”) makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial period are discussed below.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.

(a)	R&D tax incentives

The Australian Government replaced the research and development tax concession with the research and development tax incentive from 1 July 2011. The provisions provide refundable or non-refundable tax offsets. The research and development tax incentive applies to expenditure incurred and the use of depreciating assets in an income year commencing on or after 1 July 2011. A 43.5% refundable tax offset will be available to eligible small companies with an annual aggregate turnover of less than $20 million. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme. For the period to 31 December 2021 the Group has recorded an item in other income of $A2,133,452 (31 Dec 2020:

$1,883,325) to recognise this amount which relates to this period.

On 7 October 2020, the Treasury Laws Amendment (A Tax Plan for the Covid-19 Economic Recovery Bill 2020) was introduced to the Parliament. This legislation supersedes the Treasury Laws Amendment (Research and Development Incentive) Bill 2019. Under the amendments, commencing 1 July 2021, the refundable tax offset rate for companies with aggregated turnover below $20 million would become 18.5% above the companies tax rate and the R&D expenditure threshold would be increased from $100 million to $150 million.

Management does not consider the rate reduction or the refund cap has material impact towards the Group’s R&D tax incentive claim for the next financial year going forward. The rate reduction has no material impact on the R&D tax incentive estimate reported in financial statements for the half-year ended 31 December 2021.